Long-lived Assets by Geographical Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Long-lived assets, Total	$ 3,307	$ 3,283
Asia
Segment Reporting Information [Line Items]
Long-lived assets, Total	696	612
China
Segment Reporting Information [Line Items]
Long-lived assets, Total	391	277
Japan
Segment Reporting Information [Line Items]
Long-lived assets, Total	98	106
Rest Of Asia
Segment Reporting Information [Line Items]
Long-lived assets, Total	207	229
Continents of North and South America
Segment Reporting Information [Line Items]
Long-lived assets, Total	1,906	1,927
Europe
Segment Reporting Information [Line Items]
Long-lived assets, Total	$ 705	$ 744